Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risks Significant Industry Concentrations

Significant industry concentrations related to credit exposure at Dec. 31, 2011 are disclosed in the Financial institutions portfolio exposure table and the Commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2011
	Loans	Unfunded commitments	Total exposure
Banks	$6.3	$1.9	$8.2
Securities industry	3.8	2.6	6.4
Insurance	0.1	4.6	4.7
Asset managers	0.8	3.2	4.0
Government	-	1.6	1.6
Other	0.1	1.6	1.7
Total	$11.1	$15.5	$26.6

Commercial portfolio exposure (in billions)	Dec. 31, 2011
	Loans	Unfunded commitments	Total exposure
Manufacturing	$0.3	$5.7	$6.0
Energy and utilities	0.3	4.8	5.1
Services and other	0.5	4.5	5.0
Media and telecom	0.2	1.3	1.5
Total	$1.3	$16.3	$17.6

Summary of Off-Balance Sheet Credit Transactions, Net of Participations

The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31,
(in millions)	2011	2010
Lending commitments (a)	$28,406	$29,100
Standby letters of credit (b)	6,707	8,483
Commercial letters of credit	437	512
Securities lending indemnifications	268,812	278,069
Support agreements	63	116
(a)	Net of participations totaling $326 million at Dec. 31, 2011 and $423 million at Dec. 31, 2010.
(b)	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .

Standby Letters of Credits (SBLCs) by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2011	2010
Investment grade	91%	89%
Noninvestment grade	9%	11%